Note G - Pensions and Other Postretirement Benefits (Detail) - Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amounts Allocated by Category	$ 73,631	$ 65,754
Percentage Allocations	100.00%	100.00%
Equity Securities [Member]
Amounts Allocated by Category	18,073	12,439
Percentage Allocations	25.00%	19.00%
Non US Corporate Securities [Member]
Amounts Allocated by Category	9,555	6,493
Percentage Allocations	13.00%	10.00%
Balanced [Member]
Amounts Allocated by Category	6,210	7,961
Percentage Allocations	8.00%	12.00%
Fixed Income Securities [Member]
Amounts Allocated by Category	39,778	38,837
Percentage Allocations	54.00%	59.00%
Cash and Cash Equivalents [Member]
Amounts Allocated by Category	$ 15	$ 24